DEBT - Bank Line of Credit Narrative (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012	Mar. 31, 2014	Jun. 30, 2014	May 13, 2014	Jun. 30, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Interest expense	$ 2,115,000	$ 1,878,000	$ 2,810,000	$ 1,222,000	$ 236,000
Repayments of Lines of Credit	23,500,000	0	2,000,000	0	0
Revolving Credit Facility [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement										20,000,000	12,500,000
Revolving Credit Facility [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				30,000,000		30,000,000
Increase to amounts available under credit agreement						10,000,000
Conditional one-time increase in available credit						5,000,000
Percentage of accounts receivable						80.00%
Percentage of eligible inventory						35.00%
Aggregate obligation				5,000,000
Commitment fee, percentage of unused base				0.25%
Debt issuance cost			500,000
Minimum unused borrowing capacity			4,706,000
Investment in subsidiary			4,300,000
Line of credit accrued interest rate			4.25%
Interest expense			1,383,000	964,000
Amortization of issuance and discount costs included in interest expense	0	147,000
Revolving Credit Facility [Member] | Credit Agreement 2012 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum unused borrowing capacity	5,000,000		7,500,000	7,500,000
Early termination fee stated as a percentage of aggregate amount			1.00%	1.00%
Revolving Credit Facility [Member] | Credit Agreement 2012 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Early termination fee stated as a percentage of aggregate amount			2.00%	2.00%
Investment in subsidiary				2,000,000
Revolving Credit Facility [Member] | Credit Agreement 2012 [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on prime rate				1.00%
Revolving Credit Facility [Member] | Amended Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Covenant Terms, Maximum Consolidated Net Loss							11,000,000	16,000,000
Letter of Credit [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				1,000,000
Revolving Credit Facility, Swing Line Loan [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				5,000,000
Export-Import Bank [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				10,000,000
Line of Credit [Member] | Revolving Credit Facility [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				30,000,000
Payments of Debt Issuance Costs				40,000
Minimum unused borrowing capacity	28,875,000
Line of credit accrued interest rate	4.25%
Interest expense	652,000	950,000
Amortization of issuance and discount costs included in interest expense	279,000	206,000
Repayments of Lines of Credit									23,500,000
Interest Payable									38,000
Line of Credit [Member] | Revolving Credit Facility [Member] | Credit Agreement 2012 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum unused borrowing capacity				7,500,000
Line of Credit [Member] | Letter of Credit [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				1,000,000
Line of Credit [Member] | Revolving Credit Facility, Swing Line Loan [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				5,000,000
Line of Credit [Member] | Export-Import Bank [Member] | Credit Agreement 2012 [Member]
Debt Instrument [Line Items]
Amounts available under credit agreement				$ 10,000,000